Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (2,621)	$ (15,054)	$ (7,398)	$ (23,383)
Unrealized gains (losses)	(649)	17,569	(10,315)	38,201
Total	(3,270)	2,515	(17,713)	14,818
Unrealized gains (losses)			1,213	12,313
Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(25,190)	(49)	(29,770)	2,537
Realized gains (losses)	(1,431)	(44,015)	(3,952)	(47,197)
Unrealized gains (losses)	(23,759)	43,966	(25,818)	49,734
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(2,621)	(3,062)	(7,398)	(11,850)
Unrealized gains (losses)	(215)	19,278	(9,740)	38,698
Total	(2,836)	16,216	(17,138)	26,848
Interest Rate Swaps Terminated [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	(13,681)	0	(13,681)
Unrealized gains (losses)	0	0	0	0
Total	0	(13,681)	0	(13,681)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)			0	0
Unrealized gains (losses)			0	2
Total			0	2
Foreign Exchange Forward [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	(434)	0	(535)	0
Total	(434)	0	(535)	0
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	1,689	0	2,148
Unrealized gains (losses)	0	(1,709)	(40)	(499)
Total	0	(20)	(40)	1,649
Cross currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(25,190)	42,222	(29,770)	44,808
Realized gains (losses)	(1,431)	(1,744)	(3,952)	(4,926)
Unrealized gains (losses)	(23,759)	43,966	(25,818)	49,734
Cross-currency swap agreements termination | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	(42,271)	0	(42,271)
Realized gains (losses)	0	(42,271)	0	(42,271)
Unrealized gains (losses)	$ 0	$ 0	$ 0	$ 0